INCOME TAX - Tax rate (Details)	1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
INCOME TAX
Statutory federal corporate income tax		25.00%	25.00%	25.00%	25.00%
Singapore
INCOME TAX
Statutory federal corporate income tax		17.00%		17.00%
China
INCOME TAX
Statutory federal corporate income tax		25.00%		25.00%
Enterprise income tax rate		25.00%		25.00%
High and New Technology Enterprises, income tax rate	15.00%	15.00%		15.00%
Term for High and New Technology Enterprises status	3 years	3 years		3 years
United States
INCOME TAX
Statutory federal corporate income tax		21.00%		21.00%
State income tax rate		8.25%		8.25%